Concentration of Risk (Tables)	6 Months Ended
Jun. 30, 2025
Concentration of Risk [Abstract]
Schedule of Revenue
	For the six months ended
	June 30, 2024	June 30, 2025		June 30, 2024	June 30, 2025
	Revenues			Percentage of revenues
	RM	RM	USD	%	%
Customer A	9,467,487	N/A*	N/A*	31.10	N/A*
Customer B	6,570,203	N/A*	N/A*	21.58	N/A*
Customer C	5,842,660	N/A*	N/A*	19.19	N/A*
Customer D	3,503,863	N/A*	N/A*	11.51	N/A*
Customer E	N/A*	13,555,612	3,217,949	N/A*	24.44
Customer F	N/A*	7,368,513	1,749,202	N/A*	13.28
Customer G	N/A*	7,163,241	1,700,473	N/A*	12.91
Others	5,055,372	27,378,628	6,499,378	16.62	49.37
Total	30,439,585	55,465,994	13,167,002	100.00	100.00

The following table sets forth a summary of customers who represent 10% or more of the Group’s total accounts receivable:

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)		As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)
	Receivables			Percentage of receivables
	RM	RM	USD	%	%
Customer A	7,736,776	4,336,087	1,029,338	36.37	17.36
Customer B	5,366,239	4,888,821	1,160,551	25.23	19.58
Customer E	N/A^	3,711,756	881,129	N/A^	14.86
Customer G	N/A^	4,769,930	1,132,328	N/A^	19.10
Customer H	N/A^	2,161,314	513,072	N/A^	8.65
Others	8,170,079	5,104,250	1,211,690	38.40	20.45
Total	21,273,094	25,972,158	5,928,108	100.00	100.00

*	Revenue from relevant customer was less than 10% of the Group’s total revenue for the respective year.

^	Receivables was less than 10% of the Groups total accounts receivables for the respective year.

Schedule of Cost of Sale

For the six months ended June 30, 2024, the Company incurred cost of sale of RM 28,212,121, of which one vendor accounted for more than 10% of the Company’s total cost of sale.

	For the six months ended
	June 30, 2024	June 30, 2025		June 30, 2024	June 30, 2025
	Cost of sales			Percentage of cost of sales
	RM	RM	USD	%	%
Vendor A	7,719,316	N/A*	N/A*	27.36	N/A*
Vendor B	N/A*	8,547,239	2,029,018	N/A*	17.23
Others	20,492,805	41,055,359	9,746,079	72.64	82.77
Total	28,212,121	49,602,598	11,775,097	100.00	100.00

The following table sets forth a summary of vendors who represent 10% or more of the Group’s total accounts payable:

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)		As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)
	Payables			Percentage of payables
	RM	RM	USD	%	%
Vendor A	7,011,530	N/A^	N/A^	25.59	N/A^
Vendor B	N/A^	N/A^	N/A^	N/A^	N/A^
Vendor C	N/A^	4,448,954	1,056,132	N/A^	17.69
Others	20,385,284	20,705,376	4,915,222	74.41	82.31
Total	27,396,814	25,154,330	5,971,354	100.00	100.00

*	Purchases from relevant vendor was less than 10% of the Group’s total cost of sale for the respective year.

^	Payables was less than 10% of the Groups total accounts payables for the respective year.